Other Current Assets (Details) - Schedule of other current assets - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of other current assets [Abstract]
Deferred transaction costs	$ 6,542
Prepaid rent	1,105	3,511
Other	770	280
Total	$ 8,417	$ 3,791	$ 914